COMMITMENTS AND CONTINGENCIES - (Narrative) (Detail) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Litigation [Line Items]
Commitment related to acquisition of fixed assets			$ 33.9
Reversal of litigation accruals				$ 48.5
Global PVQ SE [Member]
Litigation [Line Items]
Arbitral award obtained | €		€ 45.9
Compensation on the legal and other fees	$ 2.4	2.2
Reversal of litigation accruals	$ 48.5	€ 43.7